Mineral Properties, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest		$ 264,049		$ 214,559	$ 43,461
Transferred From Construction In Process To Inventory	$ 9,900
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transferred From Construction In Progress		195,300
Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transferred To Mineral Properties	53,500
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transferred From Construction In Progress to Property Plant Equipment	$ 131,900
Aurizona [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized Costs Of Construction In Progress Gross		41,700		121,700
Capitalized interest		5,100		$ 6,500
Value added tax paid			$ 11,300
Aurizona [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
PreProduction Income Earned		5,600
Castle Mountain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized Costs Of Construction In Progress Gross		$ 21,000